Advance from Customers and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Advance From Customers And Contract Liabilities [Abstract]
Summary of Amount of Revenue Recognized
The following table shows the amount of revenue recognized that was included in contract liabilities as at December 31, 2020, 2021, 2022, 2023 and 2024:

December 31, 2020	$—

Revenue recognized in 2021	—
Increase in contract liabilities	58,827
Exchange difference	676

December 31, 2021	$59,503

Revenue recognized in 2022	(26,946)
Increase in contract liabilities	25,777
Exchange difference	(4,288)

December 31, 2022	$54,046

Revenue recognized in 2023	(58,372)
Increase in contract liabilities	10,117
Exchange difference	(3,982)

December 31, 2023	$1,809

Revenue recognized in 2024	(4,125)
Increase in contract liabilities	9,855
Exchange difference	17

December 31, 2024	$7,556

Summary of Contract Balance
The following table presents the contract balances as of December 31, 2020, 2021, 2022, 2023 and 2024:

Year ended December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Contract liabilities	—	59,503	54,046	1,809	7,556

Total	$—	$59,503	$54,046	$1,809	$7,556